Share based compensation expenses	12 Months Ended
Dec. 31, 2018
Share based compensation expenses
Share based compensation expenses

19. Share based compensation expenses

Share based compensation expenses for periods prior to the Reorganization relate to the share options or restricted shares granted by Jimu Parent to the employees of the Pintec Business. For the years ended December 31, 2017 and 2018, total share based compensation expenses allocated from Jimu Parent were RMB31,018 and RMB36,496, respectively.

Share options issued by Jimu Parent to employees of the Company

Starting from 2014, Jimu Parent granted multiple tranches of share options with tiered vesting commencement dates to employees, including employees of the Pintec Business. The options are generally scheduled to be vested over four years, one‑fourth of the awards shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

A summary of activities of the service‑based share options granted to the employees of the predecessor operations of Pintec Business for the years ended December 31, 2016, 2017 and 2018 is presented below:

			Weighted Average
		Weighted	Remaining
		Average	Contractual	Average
	Options	Exercise Price	Life	Intrinsic Value
	Outstanding	US$	(In years)	(RMB in thousands)
Outstanding as of December 31, 2016	11,612,548	0.82	9.00	2,274
Granted	4,627,563	1.00
Exercised	—	—
Forfeited	(353,069)	1.00
Outstanding as of December 31, 2016	15,887,042	0.87	8.63	26,538
Outstanding as of January 1, 2017	15,887,042	0.87	8.63	26,538
Granted	520,000	1.00
Exercised	—	—
Forfeited	(204,150)	1.00
Outstanding as of December 31, 2017	16,202,892	0.87	7.75	27,998
Outstanding as of January 1, 2018	16,202,892	0.87	7.75	27,998
Granted	—
Exercised	—
Forfeited	(333,780)	1.00
Outstanding as of December 31, 2018	15,869,112	0.87	6.46	27,885
Vested and expected to vest as of December 31, 2016	15,887,042	0.87	8.63	26,538
Exercisable as of December 31, 2016	5,627,542	0.74	8.63	2,755
Vested and expected to vest as of December 31, 2017	16,202,892	0.87	7.75	27,998
Exercisable as of December 31, 2017	9,219,980	0.79	7.75	8,824
Vested and expected to vest as of December 31, 2018	15,869,112	0.87	6.46	27,885
Exercisable as of December 31, 2018	12,121,038	0.81	6.46	16,353

There were 4,627,563, 520,000 and nil options granted for the years ended December 31, 2016, 2017 and 2018. The weighted average grant date fair value of options granted for the years ended December 31, 2016, 2017 and 2018 was  US$1.5, US$1.88 and nil, respectively.

For the years ended December 31, 2016, 2017 and 2018, share‑based compensation expenses recognized associated with the service‑based share options granted to employees of the predecessor operations of Pintec Business and allocated to the Company were RMB13,025, RMB20,910 and RMB26,775, respectively.

As of December 31, 2017 and 2018, there was RMB49,854 and RMB27,902 of unrecognized share‑based compensation expenses, adjusted estimated forfeitures, related to the share options granted. The expenses are expected to be recognized over a weighted‑average period of 0.66 years, and may be adjusted for future change in estimated forfeitures.

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option‑pricing model with the following assumptions:

2017 and 2018
Expected volatility	34.6%~40.2%
Risk-free interest rate (per annum)	2.02%~3.02%
Exercise multiples	2.2~2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (US$)	0.45~2.70

The use of a valuation model requires the Company to make certain assumptions of Jimu Parent with respect to selected model inputs. The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk free interest rate is estimated based on the yield to maturity of China treasury bonds based on the expected term of the incentive shares. Jimu Parent has not declared or paid any cash dividends on its capital stock, and does not anticipate any dividend payments on its ordinary shares in the foreseeable future. The estimated forfeiture rate is determined based on the fact that vested incentive shares would only be forfeited in the event of misconduct by the holders of the incentive shares.

Restriction of ordinary shares held by senior management

In connection with Jimu Parent’s issuance of Series A preferred shares on March 5, 2014, 40% of the 72,000,000 ordinary shares held by certain members of Jimu Parent’s senior management became restricted pursuant to the shareholders’ agreement. The 40% of the shares subject to vesting thereafter in 60 equal and continuous monthly installments following the grant date, provided that the founders’ continuous service for the Jimu Parent. This arrangement is accounted for similar to a reverse stock split, followed by the grant of restricted stock awards to the founders subject to service vesting conditions. These shares issued are determined to be share‑based compensation. The fair value of the ordinary shares at the grant date was estimated using the income approach. The difference between the fair value and par value is recognized as compensation expenses using graded vesting method over the requisite service period, which is the vesting period. Grant date fair value per restricted share on March 5, 2014 is USD0.45.

As of December 31, 2017 and 2018, an aggregate of 4,096,458 and 1,568,000 of the restricted shares remained unvested, respectively. The activities of the total restricted ordinary shares for the years ended December 31, 2017 and 2018 are summarized as below:

		Weighted-
		Average
	Number of	Grant Date
	shares	Fair Value (in US$)
Unvested at January 1, 2016	10,772,744
Granted	400,000	1.79
Vested	(3,650,143)
Unvested at December 31, 2016	7,522,601
Unvested at January 1, 2017	7,522,601
Granted	—	—
Vested	(3,426,143)
Unvested at December 31, 2017	4,096,458
Unvested at January 1, 2018	4,096,458
Granted	—	—
Vested	(1,987,648)
Forfeited	(540,810)
Unvested at December 31, 2018	1,568,000

For the years ended December 31, 2017 and 2018, share‑based compensation expenses recognized associated with the restricted ordinary shares and allocated to the Company were RMB10,108 and RMB9,721, respectively. As of December 31, 2017 and 2018, unrecognized compensation cost, adjusted for estimated forfeitures and related to non‑vested service‑based restricted ordinary shares, was RMB12,833 and RMB2,988, respectively.

Share options issued by Pintec to mirror the options originally granted by Jimu Parent

In connection with the Reorganization and as a result of the anti-dilution provision in the option plan and agreement regarding the options issued by Jimu Parent, 23,187,818 options to purchase the underlying Pintec ordinary shares were issued by the Company as of March 27, 2018 under the Company's first share incentive plan (the "First Plan"). For each of the outstanding share options granted under the Jimu Plan before the Reorganization, excluding those that were forfeited, it was additionally paired with one share option issued by the Company under the First Plan after the Reorganization, as an equitable adjustment pursuant to the anti-dilution provision.

In accordance with ASC 718-20-35-6, exchanges of share options or other equity instruments or changes to their terms in conjunction with an equity restructuring (i.e. the Reorganization) are modifications of the share options and that the accounting for a modification in conjunction with an equity restructuring requires a comparison of the fair value of the modified awards with the fair value of the original award immediately before the modification in accordance with ASC 718-20-35-3. The Company engaged an independent valuation firm to assist the management in valuing the options before and after the modification. It was determined that there was no significant fair value difference before and after the modification.

With respect to the Pintec options and Jimu Parent options held by the employees of the Group, the Group determined to recognize share based compensation expense in its consolidated financial statements the remaining unrecognized compensation cost pertaining to the unvested options of Jimu Parent which are retained by the employees of the Company, in addition to the cost pertaining to the unvested options issued by the Company to its employees in connection with the equity restructuring.

Incremental fair value, if any, for unvested awards would be recognized prospectively in the consolidated financial statements of the Company in accordance with ASC 718-20-55-104. Since there was no incremental fair value before and after the modification, no additional compensation cost was recognized in accordance with ASC 718-20-55-104 post the Reorganization.

Share options granted by Pintec to employees of the Company

The Group granted 16,397,500 stock options and 740,000 stock options on May 31, 2018 and July 31, 2018, respectively, to its employees and directors of the Company under the First Plan with an exercise price of US$0.000125. The fair value of the Company's options was estimated to be $1.2785 per option granted on May 31, 2018, and $1.4506 per option granted on July 31, 2018 under the plan. These awards have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition will only be recorded upon the completion of the IPO.

The Group granted 610,000 stock options on November 28, 2018 to its employees and directors of the Company under the Second Plan with an exercise price of US$0.000125. The fair value of the Company’s options was estimated to be $1.5899 per option granted on November 28, 2018. These awards have a service condition.

A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year ended December 31, 2018 are presented below:

			Weighted Average
		Weighted-Average	Remaining	Aggregate
	Options	Grant-Date	Contractual	Intrinsic
	Outstanding	Fair Value	Life	Value
		US$	(In years)	(RMB in thousands)
Outstanding as of December 31, 2017	—	—	—	—
Granted	17,747,500	1.2964	10	154,775
Exercised	—	—	—	—
Forfeited	(235,936)	1.2785	—	—

Outstanding as of December 31, 2018	17,511,564	1.2968	8.47	153,999

Expected to vest as of December 31, 2018	17,511,564	1.2968	8.47	153,999

For the year ended December 31, 2018, Share-based Compensation expenses recognized associated with share options granted by the company were RMB94,764. As of December 31, 2018, there was RMB52,959 of unrecognized share-based compensation, adjusted for estimated forfeitures, related to the share options granted to the Group's employees and directors.

The estimated fair value of option granted on May and July is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

For the year ended December 31, 2018
Expected volatility	37.6%
Risk-free interest rate (per annum)	2.7%~2.89%
Expected dividend yield	—
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (US$)	1.2785~1.4506

The estimated fair value of option granted on November is estimated on the date of grant using the Binomial option pricing model.

The use of a valuation model requires the Company to make certain assumptions of the Group with respect to selected model inputs. The expected volatility at the grant date is estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk free interest rate is estimated based on the yield to maturity of China treasury bonds at the option valuation date. Expected term is the contract life of the option. The Group has not declared or paid any cash dividends on its capital stock, and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.